Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	December 31, 2024	December 31, 2023
	US$	US$
Smart farming applications	86,897	86,897
Trademark	4,355	—
Computer software	338,103	338,103
Total	429,355	425,000
Less: Accumulated amortization	(160,833)	(17,524)
Foreign currency translation adjustment	(11,711)	15,829
Intangible, net	256,811	423,305

Schedule of Amortization Expense of Identifiable Intangible Assets

As of December 31, 2024, the estimated aggregate amortization expense of identifiable intangible assets for each of the next five fiscal years is as shown below:

Estimated amortization expenses
US$
2025	136,448
2026	120,340
2027	23
2028	—
2029	—